Statement of Additional Information Supplement

December 5, 2024

Gilead Fund

ETAGX	Class A Shares	ETCGX	Class C Shares
ETGLX	Class N Shares	ETILX	Class I Shares

Healthcare & Life Sciences Fund

ETAHX	Class A Shares	ETCHX	Class C Shares
ETNHX	Class N Shares	ETIHX	Class I Shares

Balanced Fund

ETAMX	Class A Shares	ETCMX	Class C Shares
ETNMX	Class N Shares	ETIMX	Class I Shares

Dividend Growth Fund

(formerly, Dividend Opportunities Fund)

ETADX	Class A Shares	ETCDX	Class C Shares
ETNDX	Class N Shares	ETIDX	Class I Shares

Limited-Term Bond Fund

ETABX	Class A Shares	ETCBX	Class C Shares
ETNBX	Class N Shares	ETIBX	Class I Shares

Exponential Technologies Fund

ETAEX	Class A Shares	ETCEX	Class C Shares
ETNEX	Class N Shares	ETIEX	Class I Shares

Core Bond Fund

ETARX	Class A Shares	ETCRX	Class C Shares
ETNRX	Class N Shares	ETIRX	Class I Shares

Large Cap Focus Fund

ETLAX	Class A Shares	ETLCX	Class C Shares
ETLNX	Class N Shares	ETLIX	Class I Shares

(each a “Fund” and collectively, the “Funds”)

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2024, as supplemented, and should be read in conjunction with such SAI.

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PROSPECTUS SUPPLEMENT	December 4, 2024

Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust. Accordingly, the following information is added to the table under the section of the Funds’ SAI entitled “Trustees and Officers”.

Name, Address, Year of Birth	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Thomas Hamel 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1969	Vice President	Since 11/2024	Managing Director, Head of Investment Operations, Catalyst Capital Advisors LLC, AlphaCentric Advisors LLC and Rational Advisors, Inc., since 1/2024; COO, Head of Investment Operations & Accounting, Captain Technologies, 9/2020 to 1/2024; Head of Client & Investment Operations, Aksia LLC, 4/2009 – 8/2020.	N/A	N/A

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Funds each dated November 1, 2024, as supplemented, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

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PROSPECTUS SUPPLEMENT	December 4, 2024

Please retain this Supplement for future reference.

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